Note 1 - Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 1 - Organization and Description of Business

NOTE 1—ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999. On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry (“CannaSys-Colorado”), into a single entity (the “Merger”). CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014. Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer. The transaction was therefore recognized as a reverse acquisition of us by CannaSys-Colorado.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended (“Exchange Act”), on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation. Changing our corporate name to CannaSys, Inc. was a condition to the Merger transaction. The name change better reflects the nature of our principal business operations and it became effective in the OTC market on December 2, 2014, when FINRA announced the name change. We also received a new CUSIP number and our trading symbol was changed to “MJTK.”

On October 17, 2016, we completed a recapitalization of our company, consisting of a 20-to-one reverse split and an increase of authorized capitalization. Our amended and restated articles of incorporation authorize us to issue 2,500,000,000 shares of capital stock, consisting of 2,000,000,000 shares of common stock, par value $0.001, and 5,000,000 shares of preferred stock, par value $0.001. This recapitalization triggered the automatic conversion of 1,515,000 shares of Series A Preferred Stock to 75,750 shares of common stock.

Nature of Business

We provide technology services in the ancillary space of the cannabis industry. We do not produce, sell, or handle in any manner cannabis products. As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved. Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Since inception, we have developed, refined, and introduced branded products, membership loyalty programs, text-message-based platforms for customer engagement, and laboratory management systems into the cannabis industry. To support marketing and delivery of our principal products and to access other products and services, we are expanding a network of strategic alliances within the industry to build an array of product and service offerings and to increase use of our distribution channels. Most of our active strategic relationships were only recently initiated and are yet to generate revenue.

We seek funding to launch our integrated cannabis-industry product and service suite. Our primary business objectives are to generate stable revenues and cash flows through the development of vertically integrated distribution centers and to collect and monetize cannabis consumer data.

NOTE 1—ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999. On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry (“CannaSys-Colorado”), into a single entity (the “Merger”). CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014. Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer. The transaction was therefore recognized as a reverse acquisition of us by CannaSys-Colorado.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended (“Exchange Act”), on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation. Changing our corporate name to CannaSys, Inc. was a condition to the Merger transaction. The name change better reflects the nature of our principal business operations and it became effective in the OTC market on December 2, 2014, when FINRA announced the name change. We also received a new CUSIP number and our trading symbol was changed to “MJTK.”

On October 17, 2016, we completed a recapitalization of our company, consisting of a 20-to-one reverse split and an increase of authorized capitalization. Our amended and restated articles of incorporation authorize us to issue 2,500,000,000 shares of capital stock, consisting of 2,000,000,000 shares of common stock, par value $0.001, and 5,000,000 shares of preferred stock, par value $0.001. This recapitalization triggered the automatic conversion of 1,515,000 shares of Series A Preferred Stock to 75,750 shares of common stock.

Nature of Business

We provide technology services in the ancillary space of the cannabis industry. We do not produce, sell, or handle in any manner cannabis products. As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved. Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Since inception, we have developed, refined, and introduced branded products, membership loyalty programs, text-message-based platforms for customer engagement, and laboratory management systems into the cannabis industry. To support marketing and delivery of our principal products and to access other products and services, we are expanding a network of strategic alliances within the industry to build an array of product and service offerings and to increase use of our distribution channels. Most of our active strategic relationships were only recently initiated and are yet to generate revenue.

We seek funding to launch our integrated cannabis-industry product and service suite. Our primary business objectives are to generate stable revenues and cash flows through the development of vertically integrated distribution centers and to collect and monetize cannabis consumer data.